Label	Element	Value
CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Expense [Heading]	rr_ExpenseHeading	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CornerCap Balanced Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,482

[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Balanced Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to January 1, 2017 without the Board of Trustees' approval.